SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Ordinary Shares Authorized	250,000,000	250,000,000
Ordinary shares, issued	34,250,590	33,289,839
Ordinary shares, outstanding	34,250,590	33,289,839
Ordinary shares, par value	₪ 0.01	₪ 0.01